DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES: (Tables)	12 Months Ended
Dec. 31, 2011
DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES:
Summary of outstanding derivative contracts and their effects on the Consolidated Statements of Financial Position

December 31, 2011

	Notional Amounts	Assets	Liabilities
Derivatives designated as hedging instruments:
Foreign currency forward contracts	$13,044	$205	$—
Commodity futures contracts	4,557	341	(138)
Commodity option contracts	—	—	—
Total derivatives		$546	$(138)

December 31, 2010

	Notional Amounts	Assets	Liabilities
Derivatives designated as hedging instruments:
Foreign currency forward contracts	$3,572	$942	$—
Commodity futures contracts	4,407	2,310	—
Commodity option contracts	10,344	5,481	(112)
Total derivatives		$8,733	$(112)

Effects of derivative instruments on Consolidated Statement of Earnings, Comprehensive Earnings and Retained Earnings
	For Year Ended December 31, 2011
	Gain (Loss) Recognized in OCI	Gain (Loss) Reclassified from Accumulated OCI into Earnings	Gain (Loss) on Amount Excluded from Effectiveness Testing Recognized in Earnings
Foreign currency forward contracts	$317	$1,054	$—
Commodity futures contracts	4,674	6,782	—
Commodity option contracts	(5,388)	(305)	—
Total	$(397)	$7,531	$—

	For Year Ended December 31, 2010
	Gain (Loss) Recognized in OCI	Gain (Loss) Reclassified from Accumulated OCI into Earnings	Gain (Loss) on Amount Excluded from Effectiveness Testing Recognized in Earnings
Foreign currency forward contracts	$467	$3,199	$—
Commodity futures contracts	2,120	(191)	—
Commodity option contracts	4,726	(357)	—
Total	$7,313	$2,651	$—